Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000107268 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000107268 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107268 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000107268 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107268 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000107268 | SK hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107268 | Hon Hai Precision Industry Co. Ltd.___BNY-6438564
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107268 | PDD Holdings, Inc.___BNY-722304102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107268 | ICICI Bank Ltd.___BNY-BSZ2BY7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107268 | Meituan__Class B_BNY-BGJW376
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107268 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000107268 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000107268 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000107268 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000107268 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000107268 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107268 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000107268 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000107268 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000107268 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107268 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107268 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000107268 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000107268 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107268 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107268 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000107269 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000107269 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107269 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000107269 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107269 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000107269 | SK hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107269 | Hon Hai Precision Industry Co. Ltd.___BNY-6438564
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107269 | PDD Holdings, Inc.___BNY-722304102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107269 | ICICI Bank Ltd.___BNY-BSZ2BY7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107269 | Meituan__Class B_BNY-BGJW376
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000107269 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000107269 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000107269 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000107269 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000107269 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000107269 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107269 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000107269 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000107269 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000107269 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107269 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107269 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000107269 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000107269 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107269 | Investment_SecurityTypeCode_Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000107269 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000062188 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062188 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062188 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062188 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062188 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062188 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062188 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062188 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062188 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062188 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062188 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000062188 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000062188 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000062188 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062188 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062188 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062188 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000062188 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000062188 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000062188 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000062188 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000062188 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062188 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000062188 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062188 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062188 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062188 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062188 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062188 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062188 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062188 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062188 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000062188 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000062187 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062187 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062187 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062187 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062187 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062187 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000062187 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062187 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062187 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062187 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062187 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000062187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000062187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000062187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000062187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000062187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000062187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000062187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000062187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062187 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000062187 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062187 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062187 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062187 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062187 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062187 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062187 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062187 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062187 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000062187 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000057556 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057556 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057556 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057556 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057556 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057556 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057556 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057556 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057556 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057556 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057556 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000057556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000057556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000057556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000057556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000057556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000057556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000057556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000057556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000057556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000057556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000057556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057556 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000057556 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057556 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057556 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057556 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057556 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057556 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057556 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000057556 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057556 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000057556 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000074921 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074921 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074921 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074921 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074921 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074921 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074921 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074921 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074921 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074921 | Elevance Health, Inc.___BNY-036752103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074921 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000074921 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000074921 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000074921 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074921 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074921 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074921 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000074921 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000074921 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000074921 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000074921 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000074921 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074921 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000074921 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074921 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074921 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074921 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074921 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074921 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074921 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074921 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074921 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000074921 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000200207 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200207 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200207 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200207 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200207 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200207 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200207 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200207 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200207 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200207 | Applied Materials, Inc.___BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200207 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000200207 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000200207 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000200207 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000200207 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200207 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000200207 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200207 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200207 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000200207 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200207 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200207 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200207 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200207 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000200207 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000023722 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023722 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000023722 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023722 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023722 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023722 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023722 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023722 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023722 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023722 | Applied Materials, Inc.___BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023722 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000023722 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000023722 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000023722 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023722 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023722 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000023722 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023722 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000023722 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000023722 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023722 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023722 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023722 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023722 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000023722 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000023723 | Merck & Co., Inc.___BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023723 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000023723 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023723 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023723 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023723 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023723 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023723 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023723 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023723 | Applied Materials, Inc.___BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023723 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000023723 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000023723 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000023723 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000023723 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023723 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000023723 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023723 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000023723 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000023723 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023723 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023723 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023723 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023723 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000023723 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000023724 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023724 | Owens Corning___BNY-690742101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023724 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | Reinsurance Group of America, Inc.___BNY-759351604
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | TopBuild Corp.___BNY-89055F103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | Neurocrine Biosciences, Inc.___BNY-64125C109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | Graco, Inc.___BNY-384109104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023724 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000023724 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000023724 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000023724 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023724 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023724 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000023724 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023724 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023724 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000023724 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023724 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023724 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023724 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023724 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023724 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000023725 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023725 | Owens Corning___BNY-690742101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023725 | Equitable Holdings, Inc.___BNY-29452E101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | Reinsurance Group of America, Inc.___BNY-759351604
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | TopBuild Corp.___BNY-89055F103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | AECOM___BNY-00766T100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | RPM International, Inc.___BNY-749685103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | Neurocrine Biosciences, Inc.___BNY-64125C109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | Graco, Inc.___BNY-384109104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023725 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000023725 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000023725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000023725 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023725 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023725 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000023725 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000023725 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023725 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023725 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023725 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000023725 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023725 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000023726 | Abercrombie & Fitch Co.__Class A_BNY-002896207
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023726 | Mr Cooper Group, Inc.___BNY-62482R107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023726 | ATI, Inc.___BNY-01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023726 | SM Energy Co.___BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023726 | Axcelis Technologies, Inc.___BNY-054540208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Boise Cascade Co.___BNY-09739D100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Installed Building Products, Inc.___BNY-45780R101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Franklin Electric Co., Inc.___BNY-353514102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Merit Medical Systems, Inc.___BNY-589889104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Brady Corp.__Class A_BNY-104674106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000023726 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000023726 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000023726 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023726 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023726 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000023726 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023726 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023726 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023726 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023726 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023726 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000023726 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000023726 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023726 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000023726 | Investment_SecurityTypeCode_Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023727 | Abercrombie & Fitch Co.__Class A_BNY-002896207
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023727 | Mr Cooper Group, Inc.___BNY-62482R107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023727 | ATI, Inc.___BNY-01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023727 | SM Energy Co.___BNY-78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023727 | Axcelis Technologies, Inc.___BNY-054540208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Boise Cascade Co.___BNY-09739D100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Installed Building Products, Inc.___BNY-45780R101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Franklin Electric Co., Inc.___BNY-353514102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Merit Medical Systems, Inc.___BNY-589889104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Brady Corp.__Class A_BNY-104674106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000023727 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000023727 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000023727 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023727 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023727 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000023727 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023727 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023727 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000023727 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023727 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023727 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000023727 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000023727 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023727 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000023727 | Investment_SecurityTypeCode_Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000060418 | Novo Nordisk A/S__Class B_BNY-BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060418 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000060418 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060418 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060418 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060418 | Toyota Motor Corp.___BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060418 | LVMH Moet Hennessy Louis Vuitton SE___BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060418 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060418 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060418 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060418 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000060418 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060418 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000060418 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000060418 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060418 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000060418 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000060418 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060418 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000060418 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000060418 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060418 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060418 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000060418 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060418 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000060418 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060418 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000060418 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060418 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000060418 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000060418 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060418 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060418 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060419 | Novo Nordisk A/S__Class B_BNY-BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060419 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000060419 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060419 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060419 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060419 | Toyota Motor Corp.___BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060419 | LVMH Moet Hennessy Louis Vuitton SE___BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060419 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060419 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060419 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060419 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000060419 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060419 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000060419 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000060419 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060419 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000060419 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000060419 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060419 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000060419 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000060419 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060419 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060419 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000060419 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060419 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000060419 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060419 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000060419 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060419 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000060419 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000060419 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060419 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060419 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060420 | Novo Nordisk A/S__Class B_BNY-BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060420 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000060420 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060420 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060420 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060420 | Toyota Motor Corp.___BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060420 | LVMH Moet Hennessy Louis Vuitton SE___BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060420 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060420 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060420 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060420 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000060420 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000060420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000060420 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000060420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000060420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000060420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000060420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060420 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060420 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000060420 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060420 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000060420 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060420 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000060420 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060420 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000060420 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000060420 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060420 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000060420 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074922 | Novo Nordisk A/S__Class B_BNY-BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074922 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074922 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074922 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074922 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074922 | Toyota Motor Corp.___BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074922 | LVMH Moet Hennessy Louis Vuitton SE___BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074922 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074922 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074922 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074922 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000074922 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074922 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000074922 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000074922 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074922 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000074922 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000074922 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074922 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074922 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000074922 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074922 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074922 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000074922 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000074922 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074922 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074922 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000074922 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074922 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000074922 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000074922 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074922 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074922 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076102 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000076102 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000076102 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000076102 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076102 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076102 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076102 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076102 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076102 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076102 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076102 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000076102 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000076102 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000076102 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076102 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076102 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076102 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076102 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076102 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076102 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076102 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076102 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000076102 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076102 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076103 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000076103 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000076103 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000076103 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076103 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076103 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076103 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076103 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076103 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076103 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076103 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000076103 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000076103 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000076103 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076103 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076103 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076103 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076103 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076103 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076103 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000076103 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076103 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076104 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000076104 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000076104 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000076104 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076104 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076104 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076104 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076104 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076104 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000076104 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000076104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000076104 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000076104 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000076104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076104 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000076104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076104 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000076104 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076104 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076104 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076104 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000076104 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076104 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060424 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000060424 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000060424 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000060424 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060424 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060424 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060424 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060424 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060424 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060424 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060424 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000060424 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060424 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060424 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000060424 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060424 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060424 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060424 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060424 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060424 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060424 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060424 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060424 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060424 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000060424 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060425 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000060425 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000060425 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000060425 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060425 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060425 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060425 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060425 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060425 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060425 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060425 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000060425 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060425 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060425 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000060425 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060425 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060425 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060425 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060425 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060425 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060425 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060425 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060425 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060425 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000060425 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000060426 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000060426 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000060426 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000060426 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060426 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060426 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060426 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060426 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060426 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060426 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060426 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000060426 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060426 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060426 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000060426 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060426 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060426 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060426 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060426 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060426 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060426 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060426 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060426 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060426 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000060426 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074924 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000074924 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074924 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000074924 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074924 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074924 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074924 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074924 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074924 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074924 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074924 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000074924 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000074924 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000074924 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000074924 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074924 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000074924 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074924 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074924 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000074924 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074924 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074924 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074924 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074924 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000074924 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000076109 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076109 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076109 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076109 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076109 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076109 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076109 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076109 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076109 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076109 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076109 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000076109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000076109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076109 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076109 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000076109 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000076109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000076109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000076109 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076109 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076109 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076109 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000076109 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076109 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076106 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076106 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076106 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076106 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076106 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076106 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076106 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076106 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076106 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076106 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076106 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000076106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000076106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076106 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076106 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000076106 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000076106 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000076106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000076106 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076106 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076106 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076106 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076106 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000076106 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076106 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076107 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076107 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076107 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000076107 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076107 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076107 | Procter & Gamble Co.___BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076107 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076107 | Bank of America Corp.___BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076107 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076107 | Thermo Fisher Scientific, Inc.___BNY-883556102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076107 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000076107 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000076107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076107 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076107 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076107 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000076107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000076107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000076107 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000076107 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076107 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076107 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076107 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076107 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000076107 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076107 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076111 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076111 | Dexcom, Inc.___BNY-252131107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076111 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076111 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076111 | Super Micro Computer, Inc.___BNY-86800U104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076111 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076111 | Ameriprise Financial, Inc.___BNY-03076C106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076111 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076111 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076111 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076111 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000076111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000076111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000076111 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000076111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000076111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076111 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076111 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000076111 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000076111 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076111 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000076111 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076112 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076112 | Dexcom, Inc.___BNY-252131107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076112 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076112 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076112 | Super Micro Computer, Inc.___BNY-86800U104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076112 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076112 | Ameriprise Financial, Inc.___BNY-03076C106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076112 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076112 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076112 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000076112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000076112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000076112 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000076112 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000076112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076112 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076112 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000076112 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000076112 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076112 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000076112 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076113 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076113 | Dexcom, Inc.___BNY-252131107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076113 | Trade Desk, Inc.__Class A_BNY-88339J105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076113 | NU Holdings Ltd./Cayman Islands__Class A_BNY-G6683N103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076113 | Super Micro Computer, Inc.___BNY-86800U104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076113 | IDEXX Laboratories, Inc.___BNY-45168D104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076113 | Ameriprise Financial, Inc.___BNY-03076C106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076113 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076113 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076113 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000076113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000076113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000076113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000076113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000076113 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076113 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076113 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000076113 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000076113 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000076113 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000076113 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000060427 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | iShares Russell Mid-Cap ETF___BNY-464287499
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060427 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Williams Cos., Inc.___BNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Aflac, Inc.___BNY-001055102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060427 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060427 | Ross Stores, Inc.___BNY-778296103
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060427 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000060427 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000060427 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000060427 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060427 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060427 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000060427 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060427 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060427 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000060427 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060427 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000060427 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000060427 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000060427 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000060427 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060427 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060428 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | iShares Russell Mid-Cap ETF___BNY-464287499
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060428 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Williams Cos., Inc.___BNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Aflac, Inc.___BNY-001055102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060428 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060428 | Ross Stores, Inc.___BNY-778296103
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060428 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000060428 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000060428 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000060428 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060428 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060428 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000060428 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060428 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060428 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000060428 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060428 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000060428 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000060428 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000060428 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000060428 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060428 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060429 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | iShares Russell Mid-Cap ETF___BNY-464287499
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060429 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Williams Cos., Inc.___BNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Aflac, Inc.___BNY-001055102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060429 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060429 | Ross Stores, Inc.___BNY-778296103
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060429 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000060429 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000060429 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000060429 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060429 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060429 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000060429 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060429 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060429 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000060429 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000060429 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000060429 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000060429 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000060429 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000060429 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060429 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074925 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | iShares Russell Mid-Cap ETF___BNY-464287499
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074925 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Williams Cos., Inc.___BNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Aflac, Inc.___BNY-001055102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074925 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074925 | Ross Stores, Inc.___BNY-778296103
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074925 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000074925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000074925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000074925 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000074925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000074925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000074925 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000074925 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000074925 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000074925 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074925 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060430 | Abercrombie & Fitch Co.__Class A_BNY-002896207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Insmed, Inc.___BNY-457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Fannie Mae___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Sprouts Farmers Market, Inc.___BNY-85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | Vaxcyte, Inc.___BNY-92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | Fluor Corp.___BNY-343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | SPS Commerce, Inc.___BNY-78463M107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000060430 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000060430 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000060430 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060430 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060430 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000060430 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060430 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060430 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000060430 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060430 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000060430 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000060430 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000060430 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000060430 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000060431 | Abercrombie & Fitch Co.__Class A_BNY-002896207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Insmed, Inc.___BNY-457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Fannie Mae___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Sprouts Farmers Market, Inc.___BNY-85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | Vaxcyte, Inc.___BNY-92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | Fluor Corp.___BNY-343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | SPS Commerce, Inc.___BNY-78463M107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000060431 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000060431 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000060431 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060431 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060431 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000060431 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060431 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060431 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000060431 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060431 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000060431 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000060431 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000060431 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000060431 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000060432 | Abercrombie & Fitch Co.__Class A_BNY-002896207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Insmed, Inc.___BNY-457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Fannie Mae___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Sprouts Farmers Market, Inc.___BNY-85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | Vaxcyte, Inc.___BNY-92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | Fluor Corp.___BNY-343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | SPS Commerce, Inc.___BNY-78463M107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000060432 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000060432 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000060432 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060432 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060432 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000060432 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060432 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060432 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000060432 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060432 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000060432 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000060432 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000060432 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000060432 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000074926 | Abercrombie & Fitch Co.__Class A_BNY-002896207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Insmed, Inc.___BNY-457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Fannie Mae___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Sprouts Farmers Market, Inc.___BNY-85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | Vaxcyte, Inc.___BNY-92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | Fluor Corp.___BNY-343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | SPS Commerce, Inc.___BNY-78463M107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000074926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000074926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000074926 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000074926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000074926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074926 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000074926 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000074926 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000074926 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000074663 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074663 | Portland General Electric Co.___BNY-736508847
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074663 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074663 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074663 | Avista Corp.___BNY-05379B107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074663 | Murphy Oil Corp.___BNY-626717102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074663 | Excelerate Energy, Inc.__Class A_BNY-30069T101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074663 | BellRing Brands, Inc.___BNY-07831C103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074663 | QIAGEN N.V.___BNY-N72482149
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074663 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074663 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000074663 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000074663 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000074663 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074663 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074663 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000074663 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074663 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074663 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000074663 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074663 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000074663 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000074663 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000074663 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074663 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000074663 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023730 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023730 | Portland General Electric Co.___BNY-736508847
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023730 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023730 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023730 | Avista Corp.___BNY-05379B107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023730 | Murphy Oil Corp.___BNY-626717102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023730 | Excelerate Energy, Inc.__Class A_BNY-30069T101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023730 | BellRing Brands, Inc.___BNY-07831C103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023730 | QIAGEN N.V.___BNY-N72482149
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023730 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023730 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000023730 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000023730 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000023730 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023730 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023730 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000023730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023730 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000023730 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023730 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000023730 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000023730 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000023730 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023730 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000023730 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163202 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163202 | Portland General Electric Co.___BNY-736508847
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163202 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163202 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163202 | Avista Corp.___BNY-05379B107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163202 | Murphy Oil Corp.___BNY-626717102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163202 | Excelerate Energy, Inc.__Class A_BNY-30069T101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163202 | BellRing Brands, Inc.___BNY-07831C103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163202 | QIAGEN N.V.___BNY-N72482149
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163202 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163202 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000163202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000163202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000163202 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000163202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000163202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000163202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000163202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000163202 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000163202 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000163202 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163202 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000163202 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023731 | First BanCorp/Puerto Rico___BNY-318672706
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023731 | Portland General Electric Co.___BNY-736508847
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023731 | Box, Inc.__Class A_BNY-10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023731 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023731 | Avista Corp.___BNY-05379B107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023731 | Murphy Oil Corp.___BNY-626717102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023731 | Excelerate Energy, Inc.__Class A_BNY-30069T101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023731 | BellRing Brands, Inc.___BNY-07831C103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023731 | QIAGEN N.V.___BNY-N72482149
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023731 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000023731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000023731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000023731 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000023731 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023731 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000023731 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000023731 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000023731 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000023731 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023731 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000023731 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060421 | United States Treasury Notes_4.625__BNY-91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000060421 | United States Treasury Notes_4.25__BNY-91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000060421 | United States Treasury Notes_2.875__BNY-9128284M9
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000060421 | United States Treasury Notes_4.625__BNY-91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060421 | United States Treasury Bonds_4.625__BNY-912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060421 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060421 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060421 | Uniform Mortgage-Backed Securities_2.0__BNY-31418D7K2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060421 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XJZM8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060421 | United States Treasury Notes_4.25__BNY-91282CKW0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000060421 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
C000060421 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060421 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060421 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060421 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060421 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000060421 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000060421 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000060422 | United States Treasury Notes_4.625__BNY-91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000060422 | United States Treasury Notes_4.25__BNY-91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000060422 | United States Treasury Notes_2.875__BNY-9128284M9
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000060422 | United States Treasury Notes_4.625__BNY-91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060422 | United States Treasury Bonds_4.625__BNY-912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060422 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060422 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060422 | Uniform Mortgage-Backed Securities_2.0__BNY-31418D7K2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060422 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XJZM8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060422 | United States Treasury Notes_4.25__BNY-91282CKW0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000060422 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
C000060422 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060422 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060422 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060422 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060422 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000060422 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000060422 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000060423 | United States Treasury Notes_4.625__BNY-91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000060423 | United States Treasury Notes_4.25__BNY-91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000060423 | United States Treasury Notes_2.875__BNY-9128284M9
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000060423 | United States Treasury Notes_4.625__BNY-91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060423 | United States Treasury Bonds_4.625__BNY-912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060423 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060423 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060423 | Uniform Mortgage-Backed Securities_2.0__BNY-31418D7K2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060423 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XJZM8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060423 | United States Treasury Notes_4.25__BNY-91282CKW0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000060423 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
C000060423 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060423 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060423 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060423 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060423 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000060423 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000060423 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000074923 | United States Treasury Notes_4.625__BNY-91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000074923 | United States Treasury Notes_4.25__BNY-91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000074923 | United States Treasury Notes_2.875__BNY-9128284M9
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000074923 | United States Treasury Notes_4.625__BNY-91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074923 | United States Treasury Bonds_4.625__BNY-912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074923 | United States Treasury Notes_4.375__BNY-91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074923 | Uniform Mortgage-Backed Securities_2.0__BNY-3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074923 | Uniform Mortgage-Backed Securities_2.0__BNY-31418D7K2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074923 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XJZM8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074923 | United States Treasury Notes_4.25__BNY-91282CKW0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074923 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
C000074923 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074923 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074923 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074923 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074923 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000074923 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000074923 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.00%
S000079411 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	9.30%
S000079411 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S000079411 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	4.00%
S000079411 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S000079411 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S000079411 | SK hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S000079411 | Hon Hai Precision Industry Co. Ltd.___BNY-6438564
Holdings [Line Items]
Percent of Net Asset Value	1.10%
S000079411 | PDD Holdings, Inc.___BNY-722304102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
S000079411 | ICICI Bank Ltd.___BNY-BSZ2BY7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
S000079411 | Meituan__Class B_BNY-BGJW376
Holdings [Line Items]
Percent of Net Asset Value	0.90%
S000079411 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
S000079411 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
S000079411 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
S000079411 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
S000079411 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
S000079411 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
S000079411 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
S000079411 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S000079411 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S000079411 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000079411 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S000079411 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S000079411 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
S000079411 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000079411 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S000079411 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S000079411 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S000079411 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S000079411 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
S000079411 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S000079411 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.70%
S000079411 | India
Holdings [Line Items]
Percent of Net Asset Value	18.50%
S000079411 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.60%
S000079411 | China
Holdings [Line Items]
Percent of Net Asset Value	22.00%
S000079412 | Novo Nordisk A/S__Class B_BNY-BP6KMJ1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S000079412 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S000079412 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S000079412 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S000079412 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S000079412 | Toyota Motor Corp.___BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S000079412 | LVMH Moet Hennessy Louis Vuitton SE___BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S000079412 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S000079412 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S000079412 | Roche Holding AG___BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	1.10%
S000079412 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
S000079412 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
S000079412 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
S000079412 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
S000079412 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000079412 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
S000079412 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
S000079412 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
S000079412 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
S000079412 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
S000079412 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
S000079412 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S000079412 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
S000079412 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
S000079412 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.30%
S000079412 | France
Holdings [Line Items]
Percent of Net Asset Value	10.70%
S000079412 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
S000079412 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.40%
S000079412 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
S000079412 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000079412 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S000079412 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
S000079412 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
S000079413 | Palantir Technologies, Inc.__Class A_BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	0.50%
S000079413 | iShares Russell Mid-Cap ETF___BNY-464287499
Holdings [Line Items]
Percent of Net Asset Value	1.00%
S000079413 | Arthur J Gallagher & Co.___BNY-363576109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
S000079413 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	0.50%
S000079413 | Williams Cos., Inc.___BNY-969457100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
S000079413 | Aflac, Inc.___BNY-001055102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
S000079413 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
S000079413 | Digital Realty Trust, Inc.___BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	0.40%
S000079413 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
S000079413 | Ross Stores, Inc.___BNY-778296103
Holdings [Line Items]
Percent of Net Asset Value	0.40%
S000079413 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
S000079413 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
S000079413 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
S000079413 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000079413 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
S000079413 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
S000079413 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S000079413 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S000079413 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
S000079413 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
S000079413 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
S000079413 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
S000079413 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
S000079413 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
S000079413 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
S000079413 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
S000079414 | Abercrombie & Fitch Co.__Class A_BNY-002896207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
S000079414 | Insmed, Inc.___BNY-457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
S000079414 | FTAI Aviation Ltd.___BNY-G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.40%
S000079414 | Fannie Mae___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
S000079414 | Sprouts Farmers Market, Inc.___BNY-85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
S000079414 | Vaxcyte, Inc.___BNY-92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
S000079414 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
S000079414 | Fluor Corp.___BNY-343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
S000079414 | HealthEquity, Inc.___BNY-42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
S000079414 | SPS Commerce, Inc.___BNY-78463M107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
S000079414 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
S000079414 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
S000079414 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
S000079414 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S000079414 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
S000079414 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
S000079414 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
S000079414 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S000079414 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
S000079414 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S000079414 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
S000079414 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
S000079414 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
S000079414 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
S000079414 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%